Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI USA Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 3.2%
FedEx Corp.	638,732	$185,430,287
United Parcel Service Inc., Class B	1,393,506	284,080,133

		469,510,420

Automobiles — 6.3%
Tesla Inc.(a)	1,307,928	927,896,440

Beverages — 0.3%
Monster Beverage Corp.(a)	491,972	47,745,883

Biotechnology — 2.1%
Horizon Therapeutics PLC(a)(b)	650,503	61,550,594
Moderna Inc.(a)	907,412	162,263,414
Regeneron Pharmaceuticals Inc.(a)	127,334	61,285,854
Seagen Inc.(a)(b)	135,322	19,453,891

		304,553,753

Building Products — 1.4%
Carrier Global Corp.	2,597,785	113,211,470
Fortune Brands Home & Security Inc.	206,602	21,689,078
Trane Technologies PLC	400,524	69,623,087

		204,523,635

Capital Markets — 1.4%
BlackRock Inc.(c)	165,131	135,291,828
MarketAxess Holdings Inc.	45,876	22,408,591
MSCI Inc.	95,221	46,255,505

		203,955,924

Chemicals — 0.2%
Albemarle Corp.	157,867	26,548,493

Commercial Services & Supplies — 0.1%
Rollins Inc.	461,183	17,192,902

Containers & Packaging — 0.3%
Ball Corp.	459,005	42,981,228

Distributors — 0.3%
Pool Corp.	97,025	40,995,003

Electric Utilities — 1.3%
NextEra Energy Inc.	2,536,169	196,578,459

Electrical Equipment — 0.8%
Generac Holdings Inc.(a)	206,285	66,826,026
Rockwell Automation Inc.	142,500	37,657,050
Sunrun Inc.(a)	386,538	18,940,362

		123,423,438

Entertainment — 2.5%
Activision Blizzard Inc.	860,509	78,469,816
Netflix Inc.(a)(b)	499,198	256,323,197
Roku Inc.(a)	112,441	38,563,890

		373,356,903

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	528,800	196,761,192

Health Care Equipment & Supplies — 4.7%
Align Technology Inc.(a)	131,539	78,335,421
Danaher Corp.	1,467,760	372,722,975
Hologic Inc.(a)	377,855	24,768,395
IDEXX Laboratories Inc.(a)	149,467	82,055,888
Masimo Corp.(a)(b)	57,011	13,264,749
Novocure Ltd.(a)(b)	143,351	29,257,939

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ResMed Inc.	159,081	$29,902,456
West Pharmaceutical Services Inc.	167,837	55,137,811

		685,445,634

Health Care Technology — 0.7%
Teladoc Health Inc.(a)(b)	177,380	30,571,443
Veeva Systems Inc., Class A(a)	258,912	73,129,694

		103,701,137

Household Durables — 0.2%
Whirlpool Corp.	91,746	21,693,342

Household Products — 0.2%
Clorox Co. (The)	167,543	30,576,598

Insurance — 0.2%
Brown & Brown Inc.	264,879	14,086,265
Erie Indemnity Co., Class A, NVS	38,413	8,221,150

		22,307,415

Interactive Media & Services — 8.4%
Alphabet Inc., Class A(a)(b)	182,414	429,311,349
Alphabet Inc., Class C, NVS(a)	182,609	440,109,603
IAC/InterActiveCorp.(a)	139,457	35,348,166
Match Group Inc.(a)(b)	358,646	55,816,077
Pinterest Inc., Class A(a)	1,520,000	100,882,400
Snap Inc., Class A, NVS(a)(b)	2,007,908	124,128,873
Zillow Group Inc., Class A(a)	131,108	17,483,252
Zillow Group Inc., Class C, NVS(a)	308,992	40,206,039

		1,243,285,759

Internet & Direct Marketing Retail — 6.7%
Amazon.com Inc.(a)	204,953	710,658,131
Chewy Inc., Class A(a)(b)	158,808	12,660,174
Etsy Inc.(a)(b)	239,703	47,650,559
MercadoLibre Inc.(a)(b)	110,924	174,259,386
Wayfair Inc., Class A(a)(b)	127,709	37,746,949

		982,975,199

IT Services — 7.4%
Black Knight Inc.(a)	227,590	16,482,068
EPAM Systems Inc.(a)	104,365	47,773,079
MongoDB Inc.(a)(b)	83,769	24,917,927
Okta Inc.(a)	178,971	48,268,479
PayPal Holdings Inc.(a)	2,324,561	609,709,104
Square Inc., Class A(a)(b)	904,183	221,362,082
Twilio Inc., Class A(a)(b)	333,681	122,727,872

		1,091,240,611

Leisure Products — 0.4%
Peloton Interactive Inc., Class A(a)(b)	643,138	63,252,622

Life Sciences Tools & Services — 4.3%
10X Genomics Inc., Class A(a)(b)	172,806	34,181,027
Agilent Technologies Inc.	492,452	65,811,285
Avantor Inc.(a)(b)	841,863	26,973,291
Bio-Rad Laboratories Inc., Class A(a)(b)	42,586	26,834,716
Mettler-Toledo International Inc.(a)(b)	40,210	52,808,597
PerkinElmer Inc.(b)	214,256	27,774,005
PPD Inc.(a)	179,996	8,315,815
Thermo Fisher Scientific Inc.	841,624	395,756,854

		638,455,590

Machinery — 1.5%
Cummins Inc.	201,593	50,809,500

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Deere & Co.	465,743	$172,720,791

		223,530,291

Media — 0.7%
Charter Communications Inc., Class A(a)	160,375	108,004,544

Metals & Mining — 1.1%
Freeport-McMoRan Inc.	2,922,234	110,197,444
Newmont Corp.	846,166	52,809,220

		163,006,664

Multiline Retail — 1.5%
Dollar General Corp.	313,545	67,333,789
Target Corp.	747,133	154,850,785

		222,184,574

Pharmaceuticals — 0.9%
Catalent Inc.(a)	247,979	27,890,198
Zoetis Inc.	570,476	98,709,462

		126,599,660

Professional Services — 0.6%
CoStar Group Inc.(a)(b)	55,400	47,335,422
IHS Markit Ltd.	393,805	42,365,542

		89,700,964

Road & Rail — 0.3%
Old Dominion Freight Line Inc.	149,239	38,475,307

Semiconductors & Semiconductor Equipment — 9.8%
Advanced Micro Devices Inc.(a)(b)	1,891,441	154,379,414
Enphase Energy Inc.(a)	341,771	47,591,612
Marvell Technology Inc.	949,435	42,923,956
Monolithic Power Systems Inc.	98,715	35,673,627
NVIDIA Corp.	1,184,942	711,415,478
NXP Semiconductors NV	380,419	73,234,462
Qorvo Inc.(a)	151,291	28,468,428
QUALCOMM Inc.	1,828,719	253,826,197
Skyworks Solutions Inc.	244,804	44,390,309
SolarEdge Technologies Inc.(a)	127,702	33,654,585
Teradyne Inc.	209,675	26,226,149

		1,451,784,217

Software — 19.0%
Adobe Inc.(a)(b)	839,048	426,521,660
ANSYS Inc.(a)(b)	102,136	37,347,050
Autodesk Inc.(a)(b)	295,687	86,313,992
Avalara Inc.(a)	190,943	27,058,533
Cadence Design Systems Inc.(a)	511,929	67,456,884
Ceridian HCM Holding Inc.(a)(b)	241,644	22,830,525
Cloudflare Inc., Class A(a)	504,867	42,782,430
Coupa Software Inc.(a)	108,888	29,295,228
Crowdstrike Holdings Inc., Class A(a)	429,409	89,536,071
Datadog Inc., Class A(a)	497,313	42,654,536
DocuSign Inc.(a)	572,732	127,684,872
Dynatrace Inc.(a)	247,330	12,871,053
HubSpot Inc.(a)	83,852	44,143,885
Microsoft Corp.	3,015,421	760,428,868

Security	Shares	Value

Software (continued)
Paycom Software Inc.(a)	68,653	$26,390,900
salesforce.com Inc.(a)	1,415,737	326,072,546
ServiceNow Inc.(a)	395,422	200,229,838
Splunk Inc.(a)	214,063	27,061,844
Synopsys Inc.(a)	272,496	67,322,862
Trade Desk Inc. (The), Class A(a)(b)	81,230	59,241,851
Tyler Technologies Inc.(a)	59,566	25,307,211
Zendesk Inc.(a)(b)	181,922	26,587,900
Zoom Video Communications Inc., Class A(a)	568,343	181,625,373
Zscaler Inc.(a)(b)	235,824	44,250,015

		2,801,015,927

Specialty Retail — 2.2%
Best Buy Co. Inc.	360,662	41,934,171
Carvana Co.(a)(b)	120,838	34,470,248
Lowe’s Companies Inc.	1,121,573	220,108,701
Tractor Supply Co.	162,105	30,573,003

		327,086,123

Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.	5,392,647	708,917,375

Textiles, Apparel & Luxury Goods — 2.1%
Lululemon Athletica Inc.(a)(b)	191,200	64,103,624
Nike Inc., Class B	1,883,458	249,784,200

		313,887,824

Wireless Telecommunication Services — 0.7%
T-Mobile U.S. Inc.(a)	756,878	100,006,290

Total Common Stocks — 99.9% (Cost: $11,325,008,550)		14,733,157,340

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	389,430,050	389,624,765
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	16,370,000	16,370,000

		405,994,765

Total Short-Term Investments — 2.7% (Cost: $405,956,882)		405,994,765

Total Investments in Securities — 102.6% (Cost: $11,730,965,432)		15,139,152,105

Other Assets, Less Liabilities — (2.6)%		(387,649,168)

Net Assets — 100.0%		$14,751,502,937

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Momentum Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$154,042,048	$235,713,938	(a)	$—	$(37,581)	$(93,640)	$389,624,765	389,430,050	$472,723	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,679,000	5,691,000	(a)	—	—	—	16,370,000	16,370,000	8,323		—
BlackRock Inc.	76,752,910	48,601,237		(27,364,728)	10,014,616	27,287,793	135,291,828	165,131	1,785,057		—

					$9,977,035	$27,194,153	$541,286,593		$2,266,103		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	74	06/18/21	$15,445	$913,512

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$14,733,157,340	$—	$—	$14,733,157,340
Money Market Funds	405,994,765	—	—	405,994,765

	$15,139,152,105	$—	$—	$15,139,152,105

Derivative financial instruments(a)
Assets
Futures Contracts	$913,512	$—	$—	$913,512

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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